OTHER LIABILITIES (Tables)	13 Months Ended
Sep. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other liabilities
The Company’s other liabilities include the following balances as of September 30, 2023 and August 31, 2022:

	SEPTEMBER 30, 2023	AUGUST 31, 2022
Advance from joint operator	$—	$2,444
Contingent share consideration (Notes 16 (i) and 27)	49	7,000
Current portion lease liability (Note 16 (ii))	1,013	916
	$1,062	$10,360